OTHER ASSETS	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Current
Work in progress (1)	$450	$505
Prepayments and other assets	646	719
Assets held for sale	38	139
Total current	$1,134	$1,363
Non-current
Work in progress (1)	$60	$72
Prepayments and other assets	275	357
Total non-current	$335	$429
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(1)	See Note 15 for additional information.